Cover	Oct. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2021
Entity File Number	0-22208
Entity Registrant Name	QCR HOLDINGS, INC.
Entity Central Index Key	0000906465
Entity Tax Identification Number	42-1397595
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3551 Seventh Street
Entity Address, City or Town	Moline
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61265
City Area Code	(309)
Local Phone Number	736-3584
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.000 Par Value
Trading Symbol	QCRH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false